UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-6506

Western Asset Intermediate Muni Fund Inc.
(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY		10018
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-888-777-0102

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2012

ITEM 1.                                                  SCHEDULE OF INVESTMENTS.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

FORM N-Q

AUGUST 31, 2012

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited)

August 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS — 131.2%
Alaska — 0.4%
Anchorage, AK, GO, Refunding, FGIC	6.000%	10/1/14	$500,000	$552,270
Arizona — 3.1%
Pinal County, AZ, Electric District No. 3	4.000%	7/1/23	1,000,000	1,051,580
Pinal County, AZ, Electric District No. 3	5.000%	7/1/24	1,760,000	1,980,088
Pinal County, AZ, Electric District No. 3	5.000%	7/1/25	1,280,000	1,431,770
Total Arizona				4,463,438
California — 10.4%
California Statewide CDA Revenue:
Lodi Memorial Hospital, CMI	5.000%	12/1/22	2,000,000	2,175,200
Proposition 1A Receivables Program	5.000%	6/15/13	2,000,000	2,072,060
Los Angeles, CA, COP, Hollywood Presbyterian Medical Center, INDLC	9.625%	7/1/13	185,000	199,010	(a)
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	3,000,000	3,558,240
Modesto, CA, Irrigation District Electric Revenue	5.000%	7/1/24	4,130,000	4,870,880
Modesto, CA, Irrigation District Electric Revenue	5.000%	7/1/25	2,000,000	2,341,660
San Francisco, CA, Airport Improvement Corp., Lease Revenue, United Airlines Inc.	8.000%	7/1/13	60,000	63,773	(a)
Total California				15,280,823
Colorado — 5.4%
Colorado Educational & Cultural Facilities Authority Revenue Charter School:
Bromley School Project, XLCA	5.125%	9/15/20	1,155,000	1,212,819
Refunding & Improvement, University Lab School, XLCA	5.250%	6/1/24	1,350,000	1,379,768
E-470 Public Highway Authority Revenue, CO	5.250%	9/1/25	2,000,000	2,201,020
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.125%	11/15/23	2,000,000	2,333,040
SBC Metropolitan District, CO, GO, ACA	5.000%	12/1/25	750,000	764,520
Total Colorado				7,891,167
Connecticut — 3.1%
Connecticut State HEFA Revenue, Bristol Hospital	5.500%	7/1/21	1,845,000	1,865,000
Connecticut State, Development Authority PCR, Connecticut Light & Power Co. Project	4.375%	9/1/28	2,500,000	2,707,500
Total Connecticut				4,572,500
Florida — 8.2%
Citizens Property Insurance Corp., FL	5.000%	6/1/16	5,000,000	5,610,150
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville	5.000%	10/1/30	1,500,000	1,716,930
Miami-Dade County, FL, School Board, COP	5.000%	2/1/24	2,000,000	2,258,720
Old Palm Community Development District, FL, Palm Beach Gardens	5.375%	5/1/14	890,000	879,489
Orange County, FL, Health Facilities Authority Revenue, Hospital Adventist Health Systems	6.250%	11/15/24	1,500,000	1,517,175	(b)
Total Florida				11,982,464
Georgia — 7.5%
Athens, GA, Housing Authority Student Housing Lease Revenue, University of Georgia East Campus, AMBAC	5.250%	12/1/23	970,000	981,620	(b)
Atlanta, GA, Water & Wastewater Revenue	6.000%	11/1/23	2,000,000	2,520,000
DeKalb Private Hospital Authority Revenue, GA, Anticipation CTFS, Children’s Health Care of Atlanta Inc.	5.000%	11/15/29	2,000,000	2,214,640

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)

August 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia — continued
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.000%	7/1/29	$1,000,000	$1,171,610
Georgia Municipal Electric Authority, Power Revenue, Refunding, AGM	5.000%	1/1/18	3,000,000	3,043,980
Griffin, GA, Combined Public Utilities Revenue, Refunding & Improvement, AMBAC	5.000%	1/1/21	1,000,000	1,027,360
Total Georgia				10,959,210
Illinois — 2.8%
Chicago, IL, O’Hare International Airport Revenue, Refunding Bonds, Lien A-2, AGM	5.750%	1/1/19	1,500,000	1,580,910	(c)
Glendale Heights, IL, Hospital Revenue, Refunding Glendale Heights Project	7.100%	12/1/15	555,000	620,046	(a)
Illinois Development Finance Authority, Chicago Charter School Foundation Project A	5.250%	12/1/12	80,000	80,949	(a)
Illinois Finance Authority Revenue, Memorial Health System	5.250%	4/1/29	1,670,000	1,839,121
Total Illinois				4,121,026
Indiana — 3.8%
Indiana State Finance Authority, Environmental Revenue, U.S. Steel Corp.	6.000%	12/1/19	1,000,000	1,071,910
Indianapolis, IN, Thermal Energy System, Multi-Mode	5.000%	10/1/23	4,000,000	4,504,640	(d)
Total Indiana				5,576,550
Iowa — 0.1%
Muscatine, IA, Electric Revenue	9.700%	1/1/13	165,000	169,970	(a)
Kansas — 1.7%
Burlington, KS, Environmental Improvement Revenue, Kansas City Power & Light	5.250%	4/1/13	2,500,000	2,548,900	(e)
Maryland — 0.1%
Maryland State Health & Higher EFA Revenue, Refunding Mercy Medical Center, AGM	6.500%	7/1/13	195,000	202,890
Massachusetts — 0.3%
Massachusetts State DFA Revenue, Curry College, ACA	6.000%	3/1/20	395,000	395,739
Michigan — 12.1%
Detroit, MI, Water Supply System Revenue, Senior Lien	5.250%	7/1/26	5,000,000	5,429,400
Michigan State Housing Development Authority Rental Housing Revenue	5.250%	10/1/24	2,640,000	2,806,109
Michigan State, Hospital Finance Authority Revenue:
Oakwood Obligated Group	5.500%	11/1/18	1,000,000	1,060,630	(b)
Refunding, Hospital Sparrow Obligated	5.000%	11/15/12	500,000	504,205
Refunding, Hospital Sparrow Obligated	5.000%	11/15/14	1,190,000	1,295,636
Walled Lake, MI, Consolidated School District, NATL	5.000%	5/1/22	1,000,000	1,065,080
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport	5.000%	12/1/16	5,000,000	5,546,050	(c)
Total Michigan				17,707,110
Missouri — 1.8%
Missouri State Environmental Improvement & Energy Resources Authority, KC Power & Light Co. Project	4.900%	7/1/13	2,500,000	2,562,700	(c)(e)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)

August 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Nevada — 3.0%
Humboldt County, NV, PCR, Idaho Power Co. Project	5.150%	12/1/24	$4,000,000	$4,438,120
New Hampshire — 4.7%
New Hampshire HEFA Revenue, Healthcare Systems Covenant Health	5.000%	7/1/28	6,400,000	6,876,736
New Jersey — 10.4%
New Jersey State EDA Revenue, Continental Airlines Inc. Project	4.875%	9/15/19	2,000,000	2,036,280	(c)
New Jersey State EFA Revenue, University of Medicine & Dentistry	7.125%	12/1/23	2,000,000	2,496,900
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.375%	6/1/24	4,000,000	4,523,240
New Jersey State Higher Education Assistance Authority, Student Loan Revenue, AGC	5.875%	6/1/21	1,220,000	1,385,615	(c)
New Jersey State Transportation Trust Fund Authority Revenue	5.250%	6/15/23	4,000,000	4,833,720
Ringwood Borough, NJ, Sewer Authority Special Obligation	9.875%	7/1/13	25,000	26,962	(a)
Total New Jersey				15,302,717
New Mexico — 2.0%
Bernalillo County, NM, Gross Receipts Tax Revenue, AMBAC	5.250%	10/1/18	1,100,000	1,349,898
New Mexico Finance Authority Revenue, Subordinated Lien, Public Project Revolving Fund, NATL	5.000%	6/15/19	1,415,000	1,607,794
Total New Mexico				2,957,692
New York — 7.9%
New York State Dormitory Authority, New York & Presbyterian Hospital, AGM	5.250%	2/15/24	2,975,000	3,161,146
New York State Thruway Authority Highway & Bridge Trust Fund Revenue, AMBAC	5.000%	4/1/21	2,000,000	2,256,780	(f)
New York, NY, GO	5.000%	8/1/21	5,000,000	6,208,400
Total New York				11,626,326
North Carolina — 1.4%
North Carolina Eastern Municipal Power Agency, Power Systems Revenue	5.000%	1/1/26	1,750,000	1,983,432
Ohio — 6.4%
American Municipal Power-Ohio Inc., Electricity Purchase Revenue	5.000%	2/1/13	2,000,000	2,030,820
Kettering, OH, City School District, School Improvement, AGM	5.000%	12/1/19	1,000,000	1,067,070
Ohio State Air Quality Development Authority Revenue, FirstEnergy Generation Corp.	5.625%	6/1/18	1,000,000	1,151,560
Ohio State Water Development Authority, Pollution Control Facilities Revenue, FirstEnergy Nuclear Generation Corp.	3.375%	7/1/15	5,000,000	5,194,450	(e)
Total Ohio				9,443,900
Oklahoma — 2.0%
Grand River Dam Authority, OK, Revenue	5.000%	6/1/30	2,500,000	2,887,600
Oregon — 0.4%
Portland, OR, River District Urban Renewal & Redevelopment	5.000%	6/15/28	570,000	653,967

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)

August 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania — 7.3%
Montgomery County, PA, IDA Revenue, New Regional Medical Center Project, FHA	5.000%	8/1/24	$2,000,000	$2,309,940
Northampton County, PA, IDA Revenue, Mortgage Moravian Hall Square Project, Radian	5.500%	7/1/19	1,365,000	1,378,595
Pennsylvania State Public School Building Authority Lease Revenue, Philadelphia School District Project, AGM	5.000%	6/1/27	2,000,000	2,322,920
Philadelphia, PA, Gas Works Revenue, 7th General Ordinance, AMBAC	5.000%	10/1/17	1,000,000	1,155,410
Philadelphia, PA, Water & Wastewater, FGIC	5.250%	11/1/14	2,000,000	2,013,540
Pittsburgh, PA, School District GO, AGM	5.375%	9/1/16	1,350,000	1,569,308
Total Pennsylvania				10,749,713
Puerto Rico — 5.1%
Puerto Rico Commonwealth Government Development Bank, NATL	4.750%	12/1/15	2,000,000	2,037,700
Puerto Rico Commonwealth, GO, Public Improvement	5.500%	7/1/26	5,000,000	5,476,150
Total Puerto Rico				7,513,850
Rhode Island — 0.6%
Central Falls, RI, GO, Radian	5.875%	5/15/15	1,000,000	909,250
South Carolina — 0.8%
Greenville County, SC, School District Installment Purchase, Revenue, Refunding, Building Equity	6.000%	12/1/21	1,100,000	1,126,125	(b)
Tennessee — 5.3%
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/20	2,030,000	2,275,630
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/23	4,940,000	5,466,060
Total Tennessee				7,741,690
Texas — 5.8%
Dallas-Fort Worth, TX, International Airport Revenue, Refunding, AGM	5.500%	11/1/20	1,000,000	1,073,140	(c)
El Paso County, TX, Housing Finance Corp., La Plaza Apartments, Subordinated	8.000%	7/1/30	235,000	235,012
El Paso County, TX, Housing Finance Corp., MFH Revenue, American Village Communities	6.250%	12/1/24	360,000	360,871
North Texas Tollway Authority Revenue, NATL	5.125%	1/1/28	2,000,000	2,240,860
Sabine River Authority, Texas PCR, Southwestern Electric Power Co., NATL	4.950%	3/1/18	3,000,000	3,387,750
Southwest Higher Education Authority Inc., Southern Methodist University Project, AMBAC	5.500%	10/1/19	1,000,000	1,003,700	(b)
Texas State Department Housing Community Affairs Home Mortgage Revenue, RIBS, GNMA/FNMA/FHLMC-Collateralized	13.303%	7/2/24	125,000	137,232	(c)(d)
Total Texas				8,438,565
Virginia — 4.8%
Pittsylvania County, VA, GO	5.500%	2/1/22	540,000	643,739
Pittsylvania County, VA, GO	5.500%	2/1/23	1,030,000	1,221,127
Pittsylvania County, VA, GO	5.600%	2/1/24	2,490,000	2,950,501
Virginia State Small Business Financing Authority Revenue, Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/27	2,000,000	2,169,440	(c)
Total Virginia				6,984,807

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)

August 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Washington — 0.8%
Washington State Health Care Facilities Authority Revenue, Multicare Health System	5.750%	8/15/29	$1,000,000	$1,178,700
Wisconsin — 1.7%
La Crosse, WI, Resource Recovery Revenue, Refunding Bonds, Northern States Power Co. Project	6.000%	11/1/21	2,000,000	2,418,220	(c)
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $176,760,081)				192,218,167
SHORT-TERM INVESTMENTS — 1.3%
North Carolina — 0.1%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, AGM, SPA-Dexia Credit Local	0.220%	1/15/43	100,000	100,000	(g)(h)
Texas — 1.2%
Rockwall, TX, ISD, GO, School Building, PSFG, SPA-Dexia Credit Local	0.220%	8/1/37	1,790,000	1,790,000	(g)(h)
TOTAL SHORT-TERM INVESTMENTS (Cost — $1,890,000)				1,890,000
TOTAL INVESTMENTS — 132.5% (Cost — $178,650,081#)				194,108,167
Auction Rate Cumulative Preferred Stock, at Liquidation Value — (34.1)%				(50,000,000)
Other Assets in Excess of Liabilities — 1.6%				2,397,703
TOTAL NET ASSETS — 100.0%				$146,505,870

(a)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(b)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)	Variable rate security. Interest rate disclosed is as of the most recent information available.
(e)	Maturity date shown represents the mandatory tender date.
(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(g)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.
(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
	ACA	- American Capital Assurance - Insured Bonds
	AGC	- Assured Guaranty Corporation - Insured Bonds
	AGM	- Assured Guaranty Municipal Corporation - Insured Bonds
	AMBAC	- American Municipal Bond Assurance Corporation - Insured Bonds
	CDA	- Communities Development Authority
	CMI	- California Mortgage Insurance Program - Insured Bonds
	COP	- Certificates of Participation
	CTFS	- Certificates
	DFA	- Development Finance Agency
	EDA	- Economic Development Authority
	EFA	- Educational Facilities Authority
	FGIC	- Financial Guaranty Insurance Company - Insured Bonds
	FHA	- Federal Housing Administration
	FHLMC	- Federal Home Loan Mortgage Corporation
	FNMA	- Federal National Mortgage Association
	GNMA	- Government National Mortgage Association
	GO	- General Obligation
	HEFA	- Health & Educational Facilities Authority
	IDA	- Industrial Development Authority
	INDLC	- Industrial Indemnity Company - Insured Bonds
	ISD	- Independent School District
	MFH	- Multi-Family Housing
	NATL	- National Public Finance Guarantee Corporation - Insured Bonds

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)

August 31, 2012

PCR	- Pollution Control Revenue
PSFG	- Permanent School Fund Guaranty
Radian	- Radian Asset Assurance - Insured Bonds
RIBS	- Residual Interest Bonds
SPA	- Standby Bond Purchase Agreement - Insured Bonds
XLCA	- XL Capital Assurance Inc. - Insured Bonds

Summary of Investments by Industry †

Industrial Revenue	18.7%
Power	17.9
Health Care	12.9
Transportation	10.2
Local General Obligation	9.1
Special Tax Obligation	5.3
Education	5.2
Water & Sewer	5.1
Leasing	3.7
Pre-Refunded/Escrowed to Maturity	3.5
State General Obligation	2.8
Housing	1.8
Other	1.5
Solid Waste/Resource Recovery	1.3
Short-Term Investments	1.0
100.0%

† As a percentage of total investments. Please note that Fund holdings are as of August 31, 2012 and are subject to change.

Ratings Table*

Standard & Poor’s/Moody’s/Fitch**

AAA/Aaa	1.1%
AA/Aa	29.9
A	49.1
BBB/Baa	13.4
BB/Ba	0.5
B	1.1
CCC/Caa	0.5
A-1/VMIG 1	1.0
NR	3.4
100.0%

* As a percentage of total investments.

** The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”).  These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance.  Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

See Notes to Schedule of Investments.

Notes to schedule of investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Muni Fund Inc. (the “Fund”) was incorporated in Maryland on December 19, 1991 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock.

The Fund’s investment objective is to provide common shareholders a high level of current income exempt from regular federal income taxes consistent with prudent investing.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.  Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances.  Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations.  The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date.  These inputs are summarized in the three broad levels listed below:

Notes to schedule of investments (unaudited) (continued)

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
	QUOTED PRICES	OTHER SIGNIFICANT OBSERVABLE INPUTS	SIGNIFICANT UNOBSERVABLE INPUTS
DESCRIPTION	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)	TOTAL
Municipal bonds†	—	$192,218,167	—	$192,218,167
Short-term investments†	—	1,890,000	—	1,890,000
Total investments	—	$194,108,167	—	$194,108,167

LIABILITIES
	QUOTED PRICES	OTHER SIGNIFICANT OBSERVABLE INPUTS	SIGNIFICANT UNOBSERVABLE INPUTS
DESCRIPTION	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$13,393	—	—	$13,393

†See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes.  A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Security transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At August 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$15,615,310
Gross unrealized depreciation	(157,224)
Net unrealized appreciation	$15,458,086

Notes to schedule of investments (unaudited) (continued)

At August 31, 2012, the Fund had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	BASIS VALUE	MARKET VALUE	UNREALIZED LOSS
Contracts to Sell:
U.S. Treasury 30-Year Bonds	56	9/12	$8,414,607	$8,428,000	$(13,393)

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at August 31, 2012.

Primary Underlying Risk Disclosure	Futures Contracts Unrealized Depreciation
Interest Rate Risk	$(13,393)

During the period ended August 31, 2012, the volume of derivative activity for the Fund was as follows:

Average market value
Futures contracts (to sell)	$5,136,944

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”).  ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Intermediate Muni Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  October 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  October 26, 2012

By	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:  October 26, 2012